Long-Term Loans From Banking Institutions	12 Months Ended
Dec. 31, 2011
Long-Term Loans From Banking Institutions [Abstract]
Long-Term Loans From Banking Institutions
NOTE 11	-	LONG-TERM LOANS FROM BANKING INSTITUTIONS

A.	Composition:

	Interest rates as of	US dollars
	December 31,	December 31,
(in thousands)	2011	2011	2010
	%
In NIS (unlinked)	4.25-4.75	216	279
Less- current maturities	-	(43)	(46)
		173	233

B.	Maturity dates

US dollars
December 31,
(in thousands)	2011
First year (current maturities)	43
Second year	173
216